STOCKHOLDERS' EQUITY (Details 1)	Dec. 31, 2020 $ / shares
Conversion price [Member]
Exercise price	$ 0.05
Expected volatility of underlying stock [Member] | Minimum [Member]
Warrants percentage	212.90%
Expected volatility of underlying stock [Member] | Maximum [Member]
Warrants percentage	215.10%
Expected dividend rate [Member]
Warrants percentage	0.00%
Risk free interest rate [Member] | Minimum [Member]
Warrants percentage	0.21%
Risk free interest rate [Member] | Maximum [Member]
Warrants percentage	0.36%
Expected life of [Member] | Minimum [Member]
Expected life of warrants	4 years 6 months
Expected life of [Member] | Maximum [Member]
Expected life of warrants	5 years